UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

March 31, 2009

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital

Investment Funds

Convertible Arbitrage
KBC Convertible Opportunities Fund L.P.	7/1/2002	$499,022	$490,757	0.03%
Lydian Partners II L.P.	7/1/2002	10,000,000	3,191,357	0.18

Total Convertible Arbitrage		10,499,022	3,682,114	0.21

Distressed
Avenue Asia Investments, L.P.	7/1/2002	9,534,552	12,190,129	0.69
Avenue Europe Investments, L.P.	8/1/2004	26,010,875	20,606,227	1.16
Cerberus International, Ltd.	12/1/2007	125,310,372	101,556,641	5.73

Total Distressed		160,855,799	134,352,997	7.58

Equity Long/Short - High Hedge
Prism Partners III Leveraged, L.P.	6/1/2008	41,974,595	39,393,404	2.22

Total Equity Long/Short - High Hedge		41,974,595	39,393,404	2.22

Equity Long/Short - Opportunistic
Highbridge Long/Short Equity Fund, L.P.	1/1/2005	34,758,036	47,232,373	2.67
Karsch Capital II, LP	5/1/2004	42,233,294	53,227,702	3.01
Lansdowne Global Financials Fund, L.P.	10/1/2004	25,819,516	45,913,741	2.59
Visium Balanced Fund, LP	12/1/2005	35,610,936	40,099,675	2.26

Total Equity Long/Short - Opportunistic		138,421,782	186,473,491	10.53

Event Driven Credit
Fir Tree Capital Opportunity Fund, L.P.	7/1/2002	721,281	468,833	0.03
Plainfield Special Situations Onshore Feeder Fund LP	8/1/2005	115,073,150	99,812,775	5.63
Q Funding III, L.P.	7/1/2002	37,150,523	26,218,721	1.48
Silver Point Capital Fund, L.P.	6/1/2007	81,000,000	52,846,713	2.98

Total Event Driven Credit		233,944,954	179,347,042	10.12

1

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2009

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital

Investment Funds (continued)

Macro
Brevan Howard L.P.	8/1/2004	$56,483,639	$99,346,185	5.61%
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	88,138,172	108,506,957	6.12
GSA Composite Alpha Partners L.P.	9/1/2008	631,446	443,108	0.03

Total Macro		145,253,257	208,296,250	11.76

Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	7/1/2002	19,702,434	15,523,010	0.88
New Ellington Credit Partners, LP	2/1/2006	12,986,241	8,514,603	0.48

Total Mortgage Arbitrage		32,688,675	24,037,613	1.36

Multi-Strategy
Amaranth Partners L.L.C.	11/1/2004	8,629,059	2,997,827	0.17
Citadel Wellington LLC	7/1/2002	86,848,035	80,048,736	4.52
D.E. Shaw Composite Fund, L.L.C.	9/1/2005	55,516,049	64,325,652	3.63
HBK Fund L.P.	7/1/2002	45,945,596	52,914,021	2.99
Magnetar Capital Fund, LP	1/1/2008	60,000,000	44,594,799	2.52
Millennium USA, L.P.	8/1/2008	115,158,789	111,032,494	6.27
OZ Domestic Partners, L.P.	7/1/2002	105,803,107	119,993,904	6.77
Perry Partners, L.P.	12/1/2006	2,099,932	1,138,705	0.06
Polygon Global Opportunities Fund LP	7/1/2005	88,718,941	52,338,113	2.95
QVT Associates LP	9/1/2006	119,000,000	110,663,750	6.24
Sandelman Partners Multi-Strategy Fund, LP	5/1/2007	35,475,337	14,480,072	0.82
TPG-Axon Partners, LP	10/1/2007	146,000,000	107,679,776	6.08

Total Multi-Strategy		869,194,845	762,207,849	43.02

2

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2009

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital

Investment Funds (continued)

Restructurings and Value
Amber Fund LP	4/1/2007	$6,293,890	$4,512,785	0.26%
Castlerigg Partners L.P.	5/1/2007	16,459,900	15,797,516	0.89
Empyrean Capital Fund, LP	7/1/2004	407,519	61,128	0.00
Oceanwood Global Opportunities Fund L.P.	7/1/2007	50,000,000	40,457,136	2.28
One East Partners, LP	8/1/2006	14,218,855	7,987,709	0.45
Western Investment Activism Partners LLC	1/1/2006	23,882,047	21,417,582	1.21

Total Restructurings and Value		111,262,211	90,233,856	5.09

Statistical Arbitrage
Citadel Derivatives Group Investors LLC	7/1/2007	20,250,000	65,069,590	3.67
GSA Capital International Partners, L.P.	9/1/2008	8,250,000	8,267,479	0.47

Total Statistical Arbitrage		28,500,000	73,337,069	4.14

Total Investments in Investment Funds		$1,772,595,140	$1,701,361,685	96.03%

Short-Term Investments
State Street Institutional Liquid Reserve Fund - Institutional Class 0.01%		$58,134,894	$58,134,894	3.28%

SSgA U.S. Treasury Money Market Fund 0.00%		2,000,017	2,000,017	0.11

Total Short-Term Investments		60,134,911	60,134,911	3.39

Total Investments in Investment Funds and Short-Term Investments		$1,832,730,051	1,761,496,596	99.42

Other Assets, less Liabilities			10,264,254	0.58

Total Partners’ Capital			$1,771,760,850	100.00%

Detailed information about all of the Investment Funds’ portfolios is not available.

3

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2009

Strategy Allocation	Percent of Partners’ Capital
Multi-Strategy	43.02%
Macro	11.76
Equity Long/Short - Opportunistic	10.53
Event Driven Credit	10.12
Distressed	7.58
Restructurings and Value	5.09
Statistical Arbitrage	4.14
Short-Term Investments	3.39
Equity Long/Short - High Hedge	2.22
Mortgage Arbitrage	1.36
Convertible Arbitrage	0.21

Total Investments in Investment Funds and Short-Term Investments	99.42%

4

Notes to Schedule of Investments

Fair Value of Financial Instruments

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). Effective January 1, 2008, Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) adopted FAS 157. In accordance with FAS 157, fair value is defined as the price that the Partnership would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Partnership’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Partnership’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The units of account that are valued by the Partnership are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Partnership to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Partnership’s investments carried at fair value:

Valuation Inputs	Investments in Investment Funds	Other Financial Instruments*
Level 1 - Quoted Prices	$-	$-
Level 2 - Other Significant Observable Inputs	-	60,134,911
Level 3 - Significant Unobservable Inputs	1,701,361,685	-

Total	$1,701,361,685	$60,134,911

*	Other financial instruments include short-term investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Investment Funds
Balance as of December 31, 2008	$1,946,469,678
Net realized gain (loss)	18,331,807
Net change in unrealized appreciation/depreciation	29,537,602
Net purchases (sales)	(292,977,402)
Net transfers in or out of Level 3	-

Balance as of March 31, 2009	$1,701,361,685

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2009	$29,527,909

Portfolio Valuation

The Partnership’s Board of Directors (the “Board”) has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Valuations received by, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such valuations are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements and offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Partnership’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which processes assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Partnership’s interest in such Investment Fund, consistent with the Partnership’s fair valuation procedures.

Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Agreement, the Adviser values the Partnership’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Partnership investments may differ significantly from the values that would have been used had a ready market for the investments held by the Partnership been available.

Short-term investments are valued at amortized cost, which approximates fair value.

Item 2.  Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3.  Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 28, 2009

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 28, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 28, 2009